DEBENTURES (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)	Mar. 31, 2014 USD ($) $ / shares
Debt Instrument [Line Items]
Proceeds from non-convertible debentures			$ 55,960	$ 70,592
Debentures Series G [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 135,000
Interest rate		2.79%			2.79%
Number of installment payments | item		7
Hedging transactions asset fair value		$ 16,455
Debentures Series G [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 468,000
Jazz's Notes [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 58,000
Principal amount						$ 45,000
Interest rate		8.00%			8.00%
Conversion ratio per share | $ / shares						$ 10.07
Repurchase amount						$ 10,000
Redemption premium (as a percent)		1.00%
Debentures Series D [Member]
Debt Instrument [Line Items]
Outstanding principal			5,977
Debentures Series F [Member]
Debt Instrument [Line Items]
Outstanding principal			$ 238